Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands		Total	Number of Shares [member]		Issued Capital [member]	Share Purchase Warrants Reserve [member]	Share Purchase Options Reserve [member]	Reserves Restricted Share Units Reserve [member]	LTI revaluation reserve (net of tax) [member]		Total Reserves [member]		Retained Earnings [member]
Balance at beginning of period at Dec. 31, 2018		$ 5,171,916			$ 3,516,437	$ 83,077	$ 31,002	$ 5,970	$ (112,156)	[1]	$ 7,893		$ 1,647,586
Balance, shares at beginning of period at Dec. 31, 2018		444,336,361	444,336,000
Total comprehensive income
Net earnings		$ 86,138											86,138
OCI	[1]	152,313							152,313		152,313
Total comprehensive income		238,451							152,313	[1]	152,313		86,138
Income tax recovery (expense)		376			376
SBC expense	[1]	5,691					2,474	3,217			5,691
Options exercised	[1]	$ 39,473			48,939		(9,466)				(9,466)
Options exercised, shares		2,039,735	2,040,000	[1]
RSUs released	[1]				2,782			(2,782)			(2,782)
RSUs released, shares		133,670	134,000	[1]
Dividends (Note 18.2)		$ (129,987)			30,669								(160,656)
Dividends (Note 18.2), shares		1,261,667	1,261,000
Realized gain on disposal of LTIs (Note 19.4)		$ (7,282)							7,052	[1]	7,052	[1]	(7,052)	[1]
Balance end of period at Dec. 31, 2019		$ 5,325,920			$ 3,599,203	83,077	24,010	6,405	47,209	[1]	160,701		1,566,016
Balance, shares at end of period at Dec. 31, 2019		447,771,433	447,771,000		447,771,433
Total comprehensive income
Net earnings		$ 507,804											507,804
OCI	[1]	23,990							23,990		23,990
Total comprehensive income		531,794							23,990	[1]	23,990		507,804
Income tax recovery (expense)		(820)			$ (820)
SBC expense	[1]	5,432					2,165	3,267			5,432
Options exercised	[1]	$ 19,456			23,776		(4,320)				(4,320)
Options exercised, shares		1,056,363	1,056,000	[1]
RSUs released	[1]				2,857			(2,857)			(2,857)
RSUs released, shares		128,405	128,000	[1]
Dividends (Note 18.2)		$ (167,211)			21,275								(188,486)
Dividends (Note 18.2), shares		502,193	503,000
Realized gain on disposal of LTIs (Note 19.4)		$ 60,814							(56,064)	[1]	(56,064)	[1]	56,064	[1]
Balance end of period at Dec. 31, 2020		$ 5,714,571			$ 3,646,291	$ 83,077	$ 21,855	$ 6,815	$ 15,135	[1]	$ 126,882		$ 1,941,398
Balance, shares at end of period at Dec. 31, 2020		449,458,394	449,458,000		449,458,394

[1]	Definitions as follows: “OCI” = Other Comprehensive Income (Loss); “SBC” = Equity Settled Stock Based Compensation; “Options” = Share Purchase Options; “RSUs” = Restricted Share Units; “LTI’s” = Long-Term Investments; “Warrants” = Share Purchase Warrants.